SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
SHARE-BASED COMPENSATION
Summary of the share option activities

			Weighted
			average
		Weighted	grant-date
	Number	average	fair value
	of options	exercise price	per option
		(RMB)	(RMB)
Options outstanding at January 1,2016	17,193,534	4.8	1.9
Granted	11,551,507	5.2	4.9
Forfeited	(155,259)	4.8	1.9
Options outstanding at December 31, 2016	28,589,782	5.2	3.2

Granted	333,334	5.2	10.6
Exercised	(816,880)	5.3	1.9
Forfeited	(19,000)	5.3	1.9
Options outstanding at December 31, 2017	28,087,236	5.1	3.2

Granted	500,000	5.0	31.2
Exercised	(3,614,464)	5.2	4.5
Forfeited	(193,340)	5.0	6.2
Options outstanding at December 31, 2018	24,779,432	5.3	2.2

Options vested and expect to vest at December 31, 2018	24,779,432	5.3	2.2

Summary of information with respect to stock options outstanding and stock options exercisable

The following table summarizes information with respect to stock options outstanding and stock options exercisable as of December 31, 2018:

Weighted
		average	Weighted
	Number	remaining	average
	of shares	contractual life	exercise price
		(years)	(RMB)
Options outstanding and exercisable	24,779,432	0.7	5.3

Assumptions used to estimate fair value of stock options

Grant date:	May 2016
Risk-free rate of return	1.98%
Volatility	28.50%
Expected dividend yield	—
Exercise multiple	2.20
Fair value of underlying ordinary share	US$1.51 (RMB 9.8)

Expected term	5 years

Summary of the restricted share activity

		Weighted average grant-
	Number of	date fair value per share
	Shares	(RMB)

Unvested at January 1, 2016	—
Granted	13,787,480	6.1
Vested	(877,400)	8.6
Forfeited	—	—

Unvested at December 31, 2016	12,910,080	6.0
Granted	13,977,060	5.2
Vested	(2,123,120)	8.5
Forfeited	(238,400)	6.8

Unvested at December 31, 2017	24,525,620	5.3
Granted	13,202,512	14.5
Vested	(7,326,620)	6.0
Forfeited	(891,008)	5.9

	29,510,504	9.3

Summary of share-based compensation expenses

	Years ended December 31,
	2016	2017	2018

Costs of revenue	2,114	9,941	18,008
Selling and marketing expenses	6,590	18,390	25,213
General and administrative expenses	55,409	30,866	61,707
Research and development expenses	52	646	949
Total share-based compensation expenses	64,165	59,843	105,877

Restricted shares
SHARE-BASED COMPENSATION
Assumptions used to estimate fair value of the restricted shares

Grant date:	December 2016	July 2017	August 2018
Risk-free rate of return	0.68 - 1.65%	1.29 - 1.63%	2.047 - 2.418%
Volatility	22.35 - 24.80%	20.43 - 21.48%	71.85%
Expected dividend yield	—	—	—
Share price at grant date	US$1.24	US$1.191	US$3.125
	(RMB8.6)	(RMB8.0)	(RMB21.3)
Expected term	1 - 5 years	2 - 4 years	2 - 4 years